Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of consolidation and basis of preparation

The accompanying consolidated financial statements include the accounts of the Group. The Group eliminates all significant intercompany balances and transactions in the consolidated financial statements.

Management has prepared the accompanying consolidated financial statements and these notes in accordance to generally accepted accounting principles in the United States (“US GAAP”) and pursuant to the rules and regulations of the Securities Exchange Commission (“SEC”).

Use of estimates and assumptions

The preparation of the consolidated financial statements in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Management makes these estimates using the best information available when the calculations are made. Significant accounting estimates reflected in the Group’s its consolidated financial statement include the useful lives of plant and equipment, impairment of long-lived assets, operating right-of-use assets and lease liabilities, allowance for credit loss, revenue recognition, deferred taxes and uncertain tax position. Actual results could differ from these estimates.

Foreign currency translation and transactions

The accompanying consolidated financial statements are presented in USD, which is the reporting currency of the Group. The functional currency of the Company’s subsidiaries in Hong Kong is Hong Kong Dollars (“HKD” or “HK$”) and the functional currency of its subsidiary incorporated in the British Virgin Islands is United States Dollars. These are considered their respective local currencies based on the criteria of ASC 830, “Foreign Currency Matters.”

The results of operations and the consolidated statements of cash flows denominated in foreign currency are translated at the average rate of exchange during the reporting period. Assets and liabilities denominated in foreign currencies at the consolidated balance sheet date are translated at the applicable rates of exchange in effect at that date. The equity denominated in the functional currency is translated at the historical rate of exchange at the time of capital contribution. Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive income (loss) included in consolidated statements of shareholders’ equity. Gains and losses from foreign currency transactions are included in the Company’s consolidated statements of operations and comprehensive income (loss).

The following table outlines the currency exchange rates that were used in preparing the consolidated financial statements:

	December 31, 2025	December 31, 2024
Year-end $: HK$ exchange rate	7.7833	7.7677
Year average $: HK$ exchange rate	7.7956	7.8030

Cash and cash equivalents

Cash and cash equivalents consist of petty cash on hand and cash held in banks, which are highly liquid and have original maturities of three months or less and are unrestricted as to withdrawal or use. The Group maintains all bank accounts in domestic banks of Hong Kong. Cash balances in bank accounts in Hong Kong are protected under Deposit Protection Scheme in accordance with the Deposit Protection Scheme Ordinance (Chapter 581 of the laws of Hong Kong). The maximum protection was up to HKD500,000 (approximately US$64,139) and has been raised to HKD800,000 (approximately US$102,622) from October 1, 2025 per depositor per Scheme member, including both principal and interest.

Prepayment and deposits

Prepayment is mainly payment made to vendors or services providers for future services that have not been provided. These amounts are non-refundable and bear no interest. Prepayments represent advance payments made to the service providers for future services. Prepayments are short-term in nature and are reviewed periodically to determine whether their carrying value has become impaired.

Deposits are mainly for rent, utilities and money deposited with certain vendors. These amounts are refundable and bear no interest. The short-term deposits usually have a one-year term and are refundable upon contract termination. The long-term deposits are refunded from suppliers when terms and conditions set forth in the agreements have been satisfied.

The Group considers the prepayments and deposits to be impaired if the realizability of these amounts become doubtful. As of December 31, 2025, 2024 and 2023, there was nil allowance recorded as the Group considers all of the prepayments and deposits recoverable. Management reviews periodically to determine if the allowance is adequate and adjusts the allowance when necessary. The allowance is based on management’s best estimate of specific losses on individual exposures, as well as a provision on historical trends of collections and utilizations. Actual amounts received or utilized may differ from management’s estimate of credit worthiness and the economic environment.

Property and equipment, net

Property and equipment are carried at cost less accumulated depreciation and any impairment losses. Depreciation is provided over their estimated useful lives, using the straight-line method. The Group typically applies a salvage value of 0%. The estimated useful lives of the plan and equipment are as follows:

Leasehold improvements	Over the shorter of the remaining lease term or five years
Computer	4 years
Furniture and equipment	4 years
Motor Vehicle	4 years
Construction in progress	is not depreciated until the relevant assets are completed and are available for their intended use.

The cost and related accumulated depreciation of assets sold or otherwise retired are eliminated from the accounts, and any gain or loss are included in the Group’s consolidated statements of operations and comprehensive income. The costs of maintenance and repairs are recognized as incurred; significant renewals and betterments, which substantially extend the useful life of assets, are capitalized.

Impairment of long-lived assets

Long-lived assets, representing property and equipment with finite lives are reviewed for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be recoverable. We assess the recoverability of the assets based on the undiscounted future cash flows the assets are expected to generate and recognize an impairment loss when estimated undiscounted future cash flows expected to result from the use of the asset plus net proceeds expected from disposition of the asset, if any, are less than the carrying value of the asset. If an impairment is identified, we would reduce the carrying amount of the asset to its estimated fair value based on a discounted cash flows approach or, when available and appropriate, to comparable market values. As of December 31, 2025 and 2024, no impairment of long-lived assets was recognized.

Deferred IPO costs

The Company capitalizes certain legal, accounting, and other direct and incremental costs incurred in connection with its planned initial public offering (“IPO”). These deferred offering costs are recorded as a non-current asset on the balance sheet. Upon successful completion of the IPO, the deferred offering costs are reclassified as a reduction of the IPO proceeds in shareholders’ equity. If the IPO is abandoned, these costs are immediately expensed in the period of abandonment.

Lease

The Group applies the provisions of ASC Topic 842, Leases which requires lessees to recognize lease assets and lease liabilities on the consolidated balance sheet. The Company determines whether a contract is or contains a lease at inception of the contract and whether that lease meets the classification criteria of a finance or operating lease. When available, the Company uses the rate implicit in the lease to discount lease payments to present value; however, most of the Company’s leases do not provide a readily determinable implicit rate. Therefore, the Company must discount lease payments based on an estimate of its incremental borrowing rate.

Right-of-use Assets

The Company’s right-of-use assets consist of leased assets recognized in accordance with ASC 842, Leases, which requires lessees to recognize a lease liability and a corresponding lease asset for virtually all lease contracts. Right-of-use assets represent the Company’s right to use an underlying asset for the lease term and lease liability represents the Company’s obligation to make lease payments arising from the lease, both of which are recognized based on the present value of the future minimum lease payments over the lease term at the commencement date. Leases with a lease term of 12 months or less at inception are not recorded on the consolidated balance sheet and are expensed on a straight-line basis over the lease term in the consolidated statements of operations and comprehensive loss. The Company determines the lease term by agreement with lessor. In cases where the lease does not provide an implicit interest rate, the Company uses the Company’s incremental borrowing rate based on the information available at commencement date in determining the present value of future payments.

Related parties

The Group adopted ASC 850, Related Party Disclosures, for the identification of related parties and disclosure of related party transactions. In general, related parties exist when there is a relationship that offers the potential for transactions at less than arm’s-length, favorable treatment, or the ability to influence the outcome of events different from that which might result in the absence of that relationship. A related party may be any of the following: a) an affiliate, which is a party that directly or indirectly controls, is controlled by, or is under common control with another party; b) a principal owner, owner of record or known beneficial owner of more than 10% of the voting interest of an entity; c) management, which are persons having responsibility for achieving objectives of the entity and requisite authority to make decision; d) immediate family of management or principal owners; e) a parent Company and its subsidiaries; and f) other parties that have ability to significantly influence the management or operating policies of the entity. The Group discloses all significant related party transactions.

Contract assets and contract liabilities

The timing of revenue recognition, billings, and cash collections results in the accounts receivable and contract liabilities on the consolidated balance sheets.

Revenues recognized for services performed but not yet billed to clients are recorded as contract assets. The Group recognizes advance payments from its clients for services that have not yet been performed or earned as contract liabilities. When consideration is received, or such consideration is unconditionally due from a customer prior to transferring consulting services to the customer under the terms of a contract, a contract liability is recorded. Contract liabilities are recognized as revenue after performance obligations have been satisfied and all revenue recognition criteria have been met.

The Group defines accounts receivable as assets for which it has recorded revenue because it determines that it is probable that it will earn a contractually agreed-upon fee, but is not yet entitled to receive a fee because certain events, such as completion of the measurement period or client approval, must occur.

The Group recognized contract liabilities of $396,887 and $958,314 as at December 31, 2025 and 2024, respectively.

Revenue Recognition

Revenue is recognized to depict the transfer of promised services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. The following five steps are applied to achieve that core principle:

The five-step model defined by ASC Topic 606 requires the Group to:

1.	identify its contracts with customers;

2.	identify its performance obligations under those contracts;

3.	determine the transaction prices of those contracts;

4.	allocate the transaction prices to its performance obligations in those contracts; and

5.	recognize revenue when each performance obligation under those contracts is satisfied. Revenue is recognized when promised services are transferred to the client in an amount that reflects the consideration expected in exchange for those services.

The Group elected a practical expedient that it does not adjust the promised amount of consideration for the effects of a significant financing component if the Group expects that, upon the inception of revenue contracts, the period between when the Group transfers its promised services or deliverables to its clients and when the clients pay for those services or deliverables will be one year or less.

The Group has elected as a practical expedient to not disclose the aggregate amount of the transaction price allocated to unsatisfied performance obligations as of December 31, 2025 and December 31, 2024, as the Group’s contracts generally have an original expected duration of one year or less or revenue has been recognized at the amount for which the Group has the right to invoice for consulting services performed.

The Group is a professional services provider in Hong Kong that principally engages in the integrated investor relations services.

The Group derives substantially all of its revenues from the performance of professional services for its clients based on a fixed-price arrangement. Fixed-price arrangements require the client to pay a contractually agreed-upon fee in exchange for a pre-established set of professional services. The Group’s fixed-price arrangements have a single performance obligation.

The Group generally enters into distinct contracts with its clients for integrated investor relations services. These services include assisting clients in promoting their corporate image, managing relationships with investors, and conducting tailored due diligence exercises. Specifically, our services comprise: (i) management of public relations, including promotional planning, media coordination, and crisis management; (ii) management of investor relations, including drafting media documents and coordinating shareholder engagements; (iii) tailored due diligence exercises on investment or acquisition targets; and (iv) other value-added services such as website design enhancement and promotional video production.

Revenue generated from integrated investor relations services is structured based on service agreements in which clients pay a predetermined fee for a defined set of services. However, rather than adhering to a fixed billing arrangement, payments are made according to a mutually agreed-upon schedule outlined in the respective service agreements.

The Group enters into service agreements with its customers that outline the rights, responsibilities, and obligations of each party. The agreements also identify the scope of services, service fees, and payment terms. Agreements are acknowledged and signed by both parties. All the contracts have commercial substance, and it is probable that the Group will collect considerations from its customers for service component.

Revenue is recognized when the Group satisfies a performance obligation by transferring services promised in a contract to a client in an amount that reflects the consideration that the Group expects to receive in exchange for those services. Performance obligations in the Group’s contracts represent distinct or separate service streams that the Group provides to clients. If, at the outset of an arrangement, the Group determines that an enforceable contract does not exist, revenues are deferred until all criteria for an enforceable contract are met.

The Group usually issues invoices to its customers and payment is usually due upon receipt of the invoice according to a mutually agreed-upon schedule outlined in contract terms stated.

Under ASC 606, the Company has evaluated whether it acts as a principal or an agent in its revenue transactions. The distinction is crucial as it affects how revenue is recognized:

Principal:    The Company acts as the principal if it controls the specified goods or services before they are transferred to the customer. As a principal, the Company recognizes revenue for the gross amount of consideration expected from the customer.

Agent:    The Company acts as an agent if it facilitates the provision of goods or services by another party. As an agent, revenue is recognized as the net amount of the fee or commission earned for arranging the goods or services.

The Group has determined that it acts as the principal for all the revenue. This conclusion is based on the Company’s control over the goods or services before they are transferred to the customer, its primary responsibility for fulfilling the contract, its exclusive right to select service providers, and its discretion in establishing pricing.

The integrated investor relations services involve a series of distinct tasks that collectively meet the criteria for recognizing revenue over time monthly. The Group determines that the services provided each month are substantially similar in nature, with the client consuming a consistent benefit each month, even if the volume of services delivered varies. Consequently, the services are considered substantially similar and result in the transfer of substantially similar benefits to the client.

Based on this assessment, the Group concludes that the services provided satisfy the requirements of ASC 606-10-25-14(b) to be accounted for as a single performance obligation. Revenue from integrated investor relations services is therefore recognized on a monthly basis, as the Group satisfies its performance obligations throughout the contract term.

In some cases the client specifically requests services related to one-off investor relation tasks which are provided under separately agreed service agreement. One-off services provide promised services including event management and logistics, international road shows, brochure design and printing, update website content. Revenue for these services is recognized at a point in time when the Group has fully completed the agreed-upon deliverables, and the client has obtained control of the service output. This typically occurs when the specified deliverables are completed and transferred to the client, as outlined in the service agreement.

Revenue disaggregated by timing of revenue recognition for the years ended December 31, 2025, 2024 and 2023 is disclosed in the table below:

	Years Ended December 31,
	2025	2024	2023
Revenue – Over time	2,776,889	2,206,744	—
Revenue – Point in Time	445,455	319,165	63,863
	$3,222,344	$2,525,909	$63,863

Information for the Group’s revenue by geographical area of the customers for the years ended December 31, 2025, 2024 and 2023:

	Years Ended December 31,
	2025	2024	2023
Hong Kong	2,591,288	2,318,605	63,863
China	631,056	115,340	—
United States	—	91,964	—
	$3,222,344	$2,525,909	$63,863

The amounts of transaction prices allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as at December 31 are as follows:

	As of December 31,
	2025	2024	2023
Amounts expected to be recognized as revenue:
Within one year	$499,110	$1,150,461	—
After one year	3,621	116,787	—
	$502,731	$1,267,248	$—

Other income

Interest income is mainly generated from savings and time deposits and is recognized on an accrual basis using the effective interest method.

Costs of revenue

Costs of revenue include the salaries, bonuses, and benefits of the Group’s employee consultants. Costs of revenue also include out-of-pocket and other third-party vendor expenses, and the salaries of support staff whose time is billed directly to clients, as well as the amounts billed to us by our outside consultants for services rendered while completing a project. Costs of revenue does not include depreciation and amortization.

The contracts the Group enters into and operates under specify whether the projects are billed on a fixed-price basis. Fixed-price contracts are principally used for management consulting projects. In general, project costs are classified in costs of revenue and are based on the direct salary of the Group’s employee consultants on the engagement, plus all direct expenses incurred to complete the project, including any amounts billed to the Group by its non-employee experts.

Employee benefits

The principal employee’s retirement scheme is under the Hong Kong Mandatory Provident Fund Schemes Ordinance. Contributions are made by both the employer and the employee at the rate of 5% on the employee’s relevant salary income, subject to a cap of monthly relevant income of HK$30,000 (US$3,844).

During the years ended December 31, 2025, 2024 and 2023, the total amount charged to the consolidated statements of income in respect of the Company’s costs incurred on the Mandatory Provident Fund Scheme were US$50,738, US$24,297 and US$575, respectively.

Income Taxes

The Group accounts for income taxes pursuant to ASC Topic 740, Income Taxes. Income taxes are provided on an asset and liability approach for financial accounting and reporting of income taxes. Any tax paid by subsidiaries during the year is recorded. Current tax is based on the profit or loss from ordinary activities adjusted for items that are non-assessable or disallowable for income tax purpose and is calculated using tax rates that have been enacted or substantively enacted at the balance sheet date. ASC Topic 740 also requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statements and the tax basis of assets and liabilities, and for the expected future tax benefit to be derived from tax losses and tax credit carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. ASC Topic 740 additionally requires the establishment of a valuation allowance to reflect the likelihood of realization of deferred tax assets. Realization of deferred tax assets are dependent upon future earnings, if any, of which the timing and amount are uncertain.

The Group adopted ASC Topic 740-10-05, “Income Taxes: Overview and Background”, which provides guidance for recognizing and measuring uncertain tax positions, it prescribes a threshold condition that a tax position must meet for any of the benefits of the uncertain tax position to be recognized in the financial statements. It also provides accounting guidance on derecognizing, classification and disclosure of these uncertain tax positions.

Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence of the same party, such as a family member or relative, shareholder, or a related corporation.

Segment reporting

The Group operates and manages its business as a single segment, in accordance with ASC 280, Segment Reporting. The Group’s chief operating decision maker (“CODM”) is Mr. Cheung Kit Shing (a director and Chief Executive Officer of the Company). The Group’s CODM assess the Group’s performance and results of operations on a consolidated basis. The Group generates substantially all of its revenues from clients that are incorporated in the Hong Kong, China and United States. Although some clients are legally domiciled outside Hong Kong, the Group’s engagement and service execution are primarily conducted in Hong Kong. Accordingly, no geographical segments are presented. Substantially all of the Group’s long-lived assets are located in Hong Kong.

Earnings per Share

The Group computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share”. ASC 260 requires companies to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average ordinary share outstanding for the period. Diluted EPS presents the dilutive effect on a per-share basis of the potential Ordinary Shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential Ordinary Shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS.

Comprehensive Income

The Group presents comprehensive income in accordance with ASC Topic 220, Comprehensive Income. ASC Topic 220 states that all items that are required to be recognized under accounting standards as components of comprehensive income be reported in the consolidated financial statements. The components of comprehensive income were the net income for the years and the foreign currency translation adjustments.

Accounts receivable, net

Accounts receivable represents trade accounts due from customers for Integrated investor relations services which are recorded net of allowance for the Group’s doubtful accounts. The Group grants 30 days credit terms to the clients. The trade receivables are all without customer collateral and interest is not accrued on past due accounts. Management reviews its receivables on a regular basis to determine if the bad debt allowance is adequate and provides allowance when necessary. The allowance is based on management’s best estimates of specific losses on individual customer exposures, as well as the historical trends of collections. The approach considers factors including historical ageing schedule and forward-looking macroeconomic conditions. Account balances are charged off against the allowance after all means of collection have been exhausted and the likelihood of collection is not probable. As of December 31, 2025 and 2024, no allowance for doubtful accounts was recognized, as management determined that expected credit losses were not material based on historical collection experience and other relevant factors.

Expected credit loss

ASU No. 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments requires entities to use a current lifetime expected credit loss methodology to measure impairments of certain financial assets. Accounts receivable are recognized and carried at original invoiced amount net of expected losses. The Company established the provision at differing rates and are based upon the age of the trade receivable, the Company’s historical collection experience in each customer and management’s best estimate of specific losses on individual exposures, where appropriate. Specific customer provisions are made when a review of significant outstanding amounts, utilizing information about customer creditworthiness and current economic trends, indicates that collection is doubtful.

General and administrative expenses

General & administrative expenses primarily consist of accounting fees, consulting fees, information technology expenses, entertainment, director remuneration which are not attributable to the revenue-generating activities, wages and salaries, and overseas traveling expenses, among others.

Selling and marketing expenses

Selling expenses consist primarily of marketing expenses incurred to promote our Group’s brand name.

Financial instruments

The Group’s financial instruments, including cash and cash equivalents, deposits, accounts and other receivables, accrued liabilities, amount due from (to) a director, contract liabilities and operating lease liabilities. ASC Topic 820, “Fair Value Measurements and Disclosures” requires disclosing the fair value of financial instruments held by the Group. ASC Topic 825, “Financial Instruments” defines fair value and establishes a three-level valuation hierarchy for disclosures of fair value measurement that enhances disclosure requirements for fair value measures. The carrying amounts reported in the audited consolidated balance sheets for cash and cash equivalents, accounts and other receivables, accrued liabilities, amount due from (to) a director and operating lease liabilities qualify as financial instruments and are a reasonable estimate of their fair values because of the short period between the origination of such instruments and their expected realization and their current market rate of interest. The three levels of valuation hierarchy are defined as follows:

●	Level 1 — inputs to the valuation methodology used quoted prices for identical assets or liabilities in active markets.

●	Level 2 — inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets and information that are observable for the asset or liability, either directly or indirectly, for substantially the financial instrument’s full term.

●	Level 3 — inputs to the valuation methodology are unobservable and significant to the fair value measurement.

Categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The carrying amounts of the cash and cash equivalents, deposits, accounts and other receivables, accrued liabilities, amount due from (to) a director, contract liabilities and operating lease liabilities approximated their fair values as of December 31, 2025 and 2024 due to their short-term nature.

Recent accounting pronouncements

In January 2025, the Financial Accounting Standards Board (“FASB”) updated 2025-01: Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date. Public business entities must adopt the guidance in Update 2024-03 for annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. The update clarifies that all public business entities should initially adopt the disclosure requirements in the first annual reporting period beginning after December 15, 2026, and interim reporting periods within annual reporting periods beginning after December 15, 2027. The Company is evaluating the impact the updated guidance will have on its combined financial statements and disclosures.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets (“ASU 2025-05”), which provide (1) all entities with a practical expedient and (2) entities other than public business entities with an accounting policy election when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under Topic 606. An entity can elect a practical expedient to assume that the current conditions as of the balance sheet date will remain unchanged for the remaining life of the assets when estimating expected credit losses. ASU 2025-05 is effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted. This ASU should be applied prospectively. The Group is currently evaluating the impact of this new standard on its consolidated financial statements.

In December 2025, the FASB issued ASU 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities. This update improves U.S. GAAP by establishing authoritative guidance on the accounting for government grants received by business entities. For public business entities, the amendments are effective for annual reporting periods beginning after December 15, 2028, and interim reporting periods within those annual reporting periods. The Company is currently in the process of evaluating the impact this amended guidance may have on its consolidated financial statements.

In December 2025, the FASB issued ASU 2025-11, Interim Reporting (Topic 270): Narrow-Scope Improvements (“ASU 2025-11”), which clarifies the application of interim reporting guidance and improves the organization’s required interim disclosures. The standard is effective for interim reporting periods beginning after December 15, 2027 for public business entities. Early adoption is permitted. The Company is evaluating the effect of adopting ASU 2025-11.

In December 2025, the FASB issued ASU No. 2025-12, Codification Improvements (“ASU 2025-12”), which makes thirty-three incremental improvements to generally accepted accounting principles. ASU 2025-12 is effective for all entities for annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods. The Company is currently evaluating the impact of ASU 2025-12 on its financial statements

Except for the above-mentioned pronouncements, there are no new recent issued accounting standards that will have material impact on the consolidated balance sheets, statements of operations and comprehensive income and cash flows.